Deferred Compensation Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Deferred Compensation Plan
Deferred Compensation Plan
9.	Deferred Compensation Plan

In connection with the Company's purchase of $28.5 million of the principal amount of senior subordinated debt as described in Note 4, on March 10, 2010, the Company established the Restricted Debt Unit Plan (the "RDU Plan"), an unfunded nonqualified deferred compensation plan. Participants in the RDU Plan were granted Restricted Debt Units ("RDUs") that entitle the participant to a proportionate share of payments under the RDU Plan, determined by dividing the number of RDUs held by the participant by the total number of RDUs outstanding. The total number of RDUs that can be granted under the RDU Plan is 28,500. As of June 30, 2011, 24,974 RDUs had been granted to participants.

RDUs that are outstanding as of June 30, 2011 vest daily on a pro rata basis over the three-year period commencing January 1, 2012 through December 31, 2014. Vesting ceases upon separation from service except in certain conditions as set forth in the RDU Plan. All outstanding RDUs become vested immediately prior to a sale of the Company. Upon completion of the vesting period, December 31, 2014, or earlier in the case of a sale of the Company, any unallocated RDUs will be allocated to participants on a pro rata basis according to each participant's total RDUs.

The total amount of compensation available to be paid under the RDU Plan is based on two components, a principal component and an interest component. The principal component credits the RDU Plan with an amount equal to the $28.5 million of the principal amount of senior subordinated debt. Payment of the principal component of the RDU Plan will be made on October 12, 2017, unless accelerated due to a sale of the Company. By December 31, 2014, amounts accrued under the RDU Plan are expected to equal the present value of future principal payments, plus any unpaid accrued interest thereon. The interest component credits the RDU Plan with amounts equal to the interest expense on $28.5 million principal amount of senior subordinated debt from March 10, 2010 through October 12, 2017. Payment of the interest component for the period from March 10, 2010 through December 31, 2011 will be made in January 2012. The interest component for periods starting on January 1, 2012 and thereafter will be paid semiannually on April 15 and October 15. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company.

Compensation expense of $2.0 million and $1.9 million related to the RDU Plan was recognized in the three months ended June 30, 2011 and 2010, respectively, and compensation expense of $4.0 million and $3.2 million was recognized in the six months ended June 30, 2011 and 2010, respectively. As of June 30, 2011, total unrecognized compensation expense of approximately $30.2 million related to the RDU Plan is expected to be recognized over the next 3.5 years.

13.	Deferred Compensation Plan

On March 10, 2010, in connection with the Company's purchase of $28.5 million of the principal amount of its outstanding senior subordinated loans as described in Note 7, the Company established the Restricted Debt Unit Plan (the "RDU Plan"), an unfunded nonqualified deferred compensation plan. Participants in the RDU Plan were granted Restricted Debt Units ("RDUs") that entitle the participant to a proportionate share of payments under the RDU Plan, determined by dividing the number of RDUs held by the participant by the total number of RDUs outstanding. The total number of RDUs that can be granted under the RDU Plan is 28,500. As of December 31, 2010, 24,574 RDUs had been granted to participants.

RDUs that are outstanding as of December 31, 2010 vest daily on a pro rata basis over the three-year period commencing January 1, 2012 through December 31, 2014. Vesting ceases upon separation from service except in certain conditions as set forth in the RDU Plan. All outstanding RDUs become vested immediately prior to a sale of the Company. Upon completion of the vesting period, December 31, 2014, or earlier in the case of a sale of the Company, any unallocated RDUs will be allocated to participants on a pro rata basis according to each participant's total RDUs.

The total amount of compensation available to be paid under the RDU Plan is based on two components, a principal component and an interest component. The principal component credits the RDU Plan with an amount equal to the $28.5 million face value of the Company's senior subordinated loans. Payment of the principal component of the RDU Plan will be made on October 12, 2017, unless accelerated due to a sale of the Company. By December 31, 2014, amounts accrued under the RDU Plan are expected to equal the present value of future principal payments, plus any unpaid accrued interest thereon. The interest component credits the RDU Plan with amounts equal to the interest expense on $28.5 million principal of the senior subordinated loans from March 10, 2010 through October 12, 2017. Payment of the interest component for the period from March 10, 2010 through December 31, 2011 will be made in January 2012. The interest component for periods starting on January 1, 2012 and thereafter will be paid semiannually on April 15 and October 15. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company.

Compensation expense of $7.1 million related to the RDU Plan was recognized in the year ended December 31, 2010. As of December 31, 2010, total unrecognized compensation expense of approximately $34.2 million related to the RDU Plan is expected to be recognized over the next 4.0 years.